Investments in Affiliates (Details) - Schedule of financial information of equity method investees - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statements of Balance Sheet
Total assets	¥ 14,883,038	¥ 12,666,811
Total liabilities	¥ 10,783,449	¥ 8,571,667